Leases (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Schedule of right of use asset
USD thousands
Balance as at January 1, 2020	197
Additions during the year	102
Amortization during the year	(146)
Effect of changes in exchange rates	15
Balance as at December 31, 2020	168
Additions following the acquisition of POM	16
Additions during the year	512
Amortization during the year	(286)
Effect of changes in exchange rates	(3)
Balance as at December 31, 2021	407

Schedule of information related to maturity analysis of lease liability
	December 31,	December 31,
	2021	2020
	USD thousands	USD thousands

Up to one year	165	180
1-5 years	246	-
Total	411	180

Schedule of statement of income
	Year ended December 31,	Year ended December 31,
	2021	2020
	USD thousands	USD thousands

Amortization of ROU asset	286	146
Interest expenses on lease liability	9	5